Submission	Oct. 08, 2025
Submission [Line Items]
Central Index Key	0001978057
Registrant Name	Top Wealth Group Holding Limited
Registration File Number	333-290351
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A